Derivative Financial Instrument	12 Months Ended
Mar. 31, 2024
Derivative Financial Instrument [Abstract]
Derivative financial instrument
35	Derivative financial instrument

The warrants are subject to equity price risk since the underlying for the instrument is the Company’s common stock price.

The fair value of derivative liabilities as on March 31, 2024 and March 31, 2023 are as follows:

	March 31, 2024		March 31, 2023
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20

Warrants issued against SSCPN	NA	$-	Derivative	$11,978,213
Warrants issued to Placement agent		-	financial instrument	2,395,643
Total		$-		$14,373,856

The changes in fair value of warrants are being recognized under ‘Change in fair value of derivative financial instrument’ within the Consolidated Statement of Operations. See Note 34, Fair value measurements. The Company classifies cash flows related to derivative liabilities as financing activities in the Consolidated Statement of Cash Flows. On the close date of Reverse Recapitalization, these Warrants were reclassified to equity-classified common stock warrants (Refer Note 18).